Leases - Summary of Maturity of Lease Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 2,692	£ 2,772
Effect of discounting	(672)	(618)
Lease liability at end of year	2,020	2,154	£ 2,210
Short-term lease liability	240	292
Long-term lease liability	1,780	1,862
Within one year
Disclosure Of Leases [Line Items]
Gross lease liabilities	353	406
Between one and two years
Disclosure Of Leases [Line Items]
Gross lease liabilities	307	327
Between two and three years
Disclosure Of Leases [Line Items]
Gross lease liabilities	281	282
Between three and four years
Disclosure Of Leases [Line Items]
Gross lease liabilities	256	261
Between four and five years
Disclosure Of Leases [Line Items]
Gross lease liabilities	235	231
Over five years
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 1,260	£ 1,265